Prospectus Supplement Dated Sept. 30, 2010*

Fund Name	Prospectus Dated

RiverSource Short Duration U.S. Government Fund	July 30, 2010

Effective Oct. 1, 2010, the Portfolio Manager section under “Fund Management” in the Summary of the Fund section is superseded and replaced with the following:

Portfolio Manager	Title	Managed Fund Since

Leonard A. Aplet, CFA	Portfolio Manager	Oct. 2010
Gregory S. Liechty	Portfolio Manager	Oct. 2010
Ronald B. Stahl, CFA	Portfolio Manager	Oct. 2010

Effective Oct. 1, 2010, the Portfolio Manager section under “Investment Manager” in the Fund Management and Compensation section of the Fund’s prospectus is superseded and replaced with the following:

Portfolio Manager(s).  The portfolio managers responsible for the day-to-day management of the Fund are:

Leonard A. Aplet, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Managing Director and head of short duration fixed-income for the investment manager.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1987.
•	Began investment career in 1978.
•	BS, Oregon State; MBA — Finance, University of California at Berkeley.

Gregory S. Liechty, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Director and Senior Fixed-Income Portfolio Manager for the investment manager.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.
•	Began investment career in 1995.
•	BA and MBA, University of North Florida.

Ronald B. Stahl, CFA, Portfolio Manager

•	Managed the Fund since Oct. 2010.
•	Corporate sector leader for the investment manager’s short duration strategy and member of the investment grade corporate portfolio management team.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1998.
•	Began investment career in 1998.
•	BS, Oregon State University; MBA, Portland State University.

The rest of this section remains the same.

S-6042-8 A (9/10)
* Valid until next update.